Supplementary Cash Flow Information (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Supplemental Cash Flow Elements [Abstract]
Acquisition of West Auriga - loan note payable to Seadrill	[1]	$ 0.0	$ 100.0
Acquisition of West Polaris - seller's credit payable to Seadrill	[2]	44.6	0.0
Acquisition of West Polaris - contingent consideration payable to Seadrill	[2]	$ 95.3	$ 0.0

[1]	The loan note payable to Seadrill was settled in June 2014
[2]	The Polaris Acquisition was financed partly by the Seller's Credit and contingent consideration payable to Seadrill: refer to Note 5 - Business Acquisitions